Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 31, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Fund (the “Fund”), a series of DWS Market Trust (the “Trust”) (Reg. Nos. 002-21789; 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on May 31, 2013, in Post-Effective Amendment No. 104 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on August 1, 2013. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.